Goodwill and acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Goodwill impairment		£ 2,812.9	[1]
Assumed annual long-term growth rate		2.00%
Pre tax Discount Rate For Global Network CGUs [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Pre-tax discount rate		12.50%
First Step [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Assumed annual long-term growth rate		0.00%
Bottom of range [member] | Range Of Pre tax Discount Rates For Regional Specific Cash Generating Units [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Pre-tax discount rate		10.80%
Top of range [member] | Range Of Pre tax Discount Rates For Regional Specific Cash Generating Units [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Pre-tax discount rate		19.30%
Global Networks [Member] | First Step [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Pre-tax discount rate		13.50%
Global Integrated Agencies Segment [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Goodwill impairment		£ 1,820.1
Public Relation Agencies Segment [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Goodwill impairment		157.1
Specialist Agencies Segment [Member]
Disclosure Of Goodwill Acquisitions And Disposals [Line Items]
Goodwill impairment		£ 835.7

[1]	Figures have been restated as described in the accounting policies.